Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade payables
Third parties	$ 844,349	$ 33,355
Other payables and accruals
Other payables	428,416	638,183
Accrued expense	652,660	419,650
Total Other payables and accruals	1,081,076	1,057,833
Total trade and other payables	$ 1,925,425	$ 1,091,188